Right-of-use assets and lease liabilities (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Right-of-use Assets And Lease Liabilities
Balance at the beginning of the year	$ 77,405	$ 27,205
New contracts	64,955	68,428
Disposals and write-offs	(4,853)	(6,790)
Payments of lease liabilities	(32,056)	(15,170)	$ (19,424)
Interest paid on lease liabilities	(11,645)	(6,086)	(1,543)
Remeasurement	144	1,105
Interest accrued	13,517	6,132
Foreign exchange effect	(11,568)	2,581
Balance at the end of the year	95,899	77,405	$ 27,205
Current liabilities	32,747	21,678
Non-current liabilities	$ 63,152	$ 55,727